Convertible Notes and Convertible Notes - Related Parties - Roll forward of Convertible Notes and Convertible Notes-Related Party (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes and Convertible Notes - Related Parties
Loss on extinguishment of debt					$ 1,183,289	$ 1,183,289
Convertible Notes
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	$ 21,618,489	$ 21,025,375	$ 13,708,832		7,918,528	7,918,528
Loss on extinguishment of debt						1,183,289
Recognition of debt discount			(2,323,073)			(2,173,509)	$ (633,822)
Adjustment for troubled debt restructuring							229,129
Foreign currency translation adjustment						(369,323)	(267,340)
Amortization of debt discount	599,633	593,114	304,616			586,847	40,881
Balance at end	22,218,122	21,618,489	21,025,375	$ 13,708,832		13,708,832	7,918,528
Convertible Notes - Related Party
Convertible Notes and Convertible Notes - Related Parties
Balance at beginning	4,068,774	3,962,696	2,371,994		$ 2,032,017	2,032,017
Loss on extinguishment of debt						202,204
Recognition of debt discount			(271,458)			(514,827)	(345,411)
Adjustment for troubled debt restructuring							170,550
Foreign currency translation adjustment						(130,898)	(64,386)
Amortization of debt discount	107,243	106,078	212,160			133,498	12,492
Balance at end	$ 4,176,017	$ 4,068,774	$ 3,962,696	2,371,994		2,371,994	2,032,017
May 2023 Offering | Convertible Notes
Convertible Notes and Convertible Notes - Related Parties
Proceeds							1,945,000
May 2023 Offering | Convertible Notes - Related Party
Convertible Notes and Convertible Notes - Related Parties
Proceeds							1,065,000
September 2023 Offering | Convertible Notes
Convertible Notes and Convertible Notes - Related Parties
Proceeds							6,070,000
September 2023 Offering | Convertible Notes - Related Party
Convertible Notes and Convertible Notes - Related Parties
Proceeds							$ 1,065,000
Bridge Round Offering
Convertible Notes and Convertible Notes - Related Parties
Loss on extinguishment of debt				$ 1,200,000
Bridge Round Offering | Convertible Notes
Convertible Notes and Convertible Notes - Related Parties
Proceeds						6,563,000
Bridge Round Offering | Convertible Notes - Related Party
Convertible Notes and Convertible Notes - Related Parties
Proceeds						$ 650,000